[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

                                  May 25, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:                  Destra Investment Trust
                    Filing of Initial Registration Statement
--------------------------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Destra Investment Trust (the "Registrant"), we are transmitting the following documents for electronic filing under the Securities Act of 1933, as amended, (the "Securities Act") and the Investment Company Act of 1940, as amended:

         1.       The Registrant's notification of registration of Form N-8A;
                  and

         2. The Registrant's initial registration statement on Form N-1A and the exhibits being filed.

         Before the registration statement becomes effective under the Securities Act, the Registrant will update its registration statement and file all remaining exhibits.

         If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                                  Very truly yours,

                                                  CHAPMAN AND CUTLER LLP


                                                  By:   /s/ Morrison C. Warren
                                                        ----------------------
                                                         Morrison C. Warren

Enclosures